Offerings	Jul. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New Pasqal Ordinary Shares
Amount Registered | shares	38,333,333
Proposed Maximum Offering Price per Unit	10.28
Maximum Aggregate Offering Price	$ 394,066,663.24
Amount of Registration Fee	$ 54,420.61
Offering Note	On February 28, 2026, Bleichroeder Acquisition Corp. II, a Cayman Islands exempted company (“SPAC”), entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), by and among SPAC, Bleichroeder Acquisition France Merger Sub 2, a French a société anonyme and wholly owned subsidiary of Bleichroeder (“New Pasqal”), and Pasqal Holding SAS, a société par actions simplifiée formed under the laws of the Republic of France (“Pasqal” or the “Company”). Capitalized terms used herein but not otherwise defined shall have the meanings as set forth in the Business Combination Agreement. The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination”.

As part of the Business Combination, (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share, of the SPAC (the “SPAC Class A Ordinary Shares”) and each issued and outstanding Class B ordinary share, par value $0.0001 per share, of the SPAC (the “SPAC Class B Ordinary Shares” and, together with the SPAC Class A Ordinary Shares, the “SPAC Shares”) will be exchanged for one ordinary shares of New Pasqal (“New Pasqal Ordinary Share”), (ii) the existing equityholders of Pasqal (other than holders of Rollover BSPCEs) will receive New Pasqal Ordinary Shares based on the Exchange Ratio and (iii) the existing holders of Rollover BSPCEs of Pascal will receive rights to subscribe for New Pasqal Ordinary Shares based on the Exchange Ratio.

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to 457(c) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price for the New Pasqal Ordinary Shares to be issued in exchange for the SPAC Shares is equal to the product obtained by multiplying (i) $10.28, which represents the average of the high and low prices of the SPAC Class A Ordinary Shares on the Nasdaq Stock Market LLC (“Nasdaq”) on May 19, 2026, such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the “SEC”), by (ii) 38,333,333, the aggregate number of SPAC Shares (consisting of 28,750,000 SPAC Class A Ordinary Shares and 9,583,333 SPAC Class B Ordinary Shares) issued and outstanding and to be exchanged for New Pasqal Ordinary Shares on a one-for-one basis in the Business Combination. The SPAC Class B Ordinary Shares automatically convert into SPAC Class A Ordinary Shares on a one-for-one basis in connection with the closing of the Business Combination, and accordingly the per-share value of the SPAC Class A Ordinary Shares determined in accordance with Rule 457(c) under the Securities Act is used as the per-share value for both classes of SPAC Shares.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Pasqal Ordinary Shares
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	2.34
Maximum Aggregate Offering Price	$ 468,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,630.80
Offering Note	As part of the Business Combination, (i) each issued and outstanding SPAC Class A Ordinary Share and each issued and outstanding SPAC Class B Ordinary Share will be exchanged for one New Pasqal Ordinary Share, (ii) the existing equityholders of Pasqal (other than holders of Rollover BSPCEs) will receive New Pasqal Ordinary Shares based on the Exchange Ratio and (iii) the existing holders of Rollover BSPCEs of Pasqal will receive rights to subscribe for New Pasqal Ordinary Shares based on the Exchange Ratio.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

The Registrant’s Amendment No. 2 to this Registration Statement decreases the number of New Pasqal Ordinary Shares to be issued in exchange for ordinary shares of Pasqal to 200,000,000. Further, as noted in the Registrant’s Amendment No. 2 to this Registration Statement, the par value of the New Pasqal Ordinary Shares has increased from €0.10 to €6.1448. Pursuant to Rule 457(f)(2) under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price for the New Pasqal Ordinary Shares to be issued in exchange for ordinary shares of Pasqal is an amount equal to $468,643,413.33, calculated as the product of (i) 200,000,000, the aggregate number of New Pasqal Ordinary Shares to be exchanged in the Business Combination, and (ii) $2.34, which is an amount equal to the U.S. dollar equivalent (calculated using the noon-buying rate of the Federal Reserve Bank of New York on July 17, 2026, such date being within five business days of the date that this registration statement was first filed with the SEC) of one-third of the €6.1448 par value per share of the Pasqal ordinary shares. Pasqal is a privately held company, no market exists for its securities, and Pasqal has an accumulated deficit.

The Registrant is re-filing this Exhibit 107 solely to reflect the increase fees associated with the increase in par value of the New Pasqal Ordinary Shares as described above. A registration fee of $87,144.22 was previously paid in connection with the initial filing of this Registration Statement, including $1,317.83 in fees related to the registration of the New Pasqal Ordinary Shares to be issued in exchange for ordinary shares of Pasqal. Accordingly, an additional registration fee of $63,401.83 is being paid in connection with this Amendment No. 2 to the Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, each Warrant exercisable for one New Pasqal Ordinary Share at an exercise price of $11.50
Amount Registered | shares	17,333,333
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	As part of the Business Combination, each issued and outstanding warrant exercisable for one SPAC Class A Ordinary Share at an exercise price of $11.50 per share (a “SPAC Warrant”) will cease separate existence and trading and will be converted into a warrant to purchase one ordinary share of New Pasqal.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents warrants to purchase New Pasqal Ordinary Shares (the “Warrants”) to be issued in connection with the Business Combination in exchange for the SPAC’s outstanding 9,583,333 public warrants to purchase SPAC Class A ordinary shares (the “Public Warrants”) and the SPAC’s outstanding 7,750,000 private placement warrants to purchase SPAC Class A Ordinary Shares.

The maximum number of Warrants and New Pasqal Ordinary Shares issuable upon exercise of the Warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Warrants has been allocated to the New Pasqal Ordinary Shares issuable upon exercise of the Warrants and included in the registration fee paid in respect of such New Pasqal Ordinary Shares. No additional registration fee is payable pursuant to Rule 457(g) promulgated under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New Pasqal Ordinary Shares issuable upon exercise of Warrants
Amount Registered | shares	17,333,333
Proposed Maximum Offering Price per Unit	13.12
Maximum Aggregate Offering Price	$ 227,413,328.96
Amount of Registration Fee	$ 31,405.78
Offering Note	As part of the Business Combination, each issued and outstanding SPAC Warrant will cease separate existence and trading and will be converted into a Warrant to purchase one ordinary share of New Pasqal.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the estimated maximum number of New Pasqal Ordinary Shares issuable upon the exercise of the Warrants. Based on the sum of (a) $1.62 the average of the high and low prices for Public Warrants on Nasdaq on May 19, 2026 and (b) $11.50, the exercise price of the Public Warrants.